UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
(Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
(Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: August 1, 2018 through January 31, 2019

Item 1. Reports to Stockholders.

TrimTabs ETF Trust
TrimTabs All Cap U.S. Free-Cash-Flow ETF
TrimTabs All Cap International Free-Cash-Flow ETF

Semi-Annual Report
January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

TrimTabs ETF Trust

TABLE OF CONTENTS
Shareholder Letter for TrimTabs All Cap U.S. Free-Cash-Flow ETF	1
Performance Summary for TrimTabs All Cap U.S. Free-Cash-Flow ETF	4
Shareholder Letter for TrimTabs All Cap International Free-Cash-Flow ETF	5
Performance Summary for TrimTabs All Cap International Free-Cash-Flow ETF	7
Shareholder Expense Examples	8
Portfolio Holdings Allocation	10
Schedules of Investments	11
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	25
Additional Information	35

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2019 (Unaudited)

Dear Shareholder,

The TrimTabs All Cap US Free-Cash-Flow ETF (TTAC) was down 6.58% (at net asset value (“NAV”)) and 6.65% (market) for the 6 months ended January 31, 2019.  The Fund’s benchmark, the Russell 3000 Total Return Index, was down 3.52% over the same period.  For the month of January TTAC was up 7.37% (NAV) and 7.53% (market) while the benchmark was up 8.58%.

From its low point in early March 2009, the US stock market (as measured by a broad index like the S&P 500) had about quadrupled (before dividends) through the end of January.  But the ride has been bumpy from time to time.  Although market volatility is normal, it doesn’t feel so well as it happens.  During this bull market there have been 7 declines in the S&P 500 of 10% or more. Still, the market has advanced over this almost 10 year period.

The roller coaster effect was in full force in the last two months.  The S&P 500 Index decline in December was the worst December since the Depression in the 1930’s.  But the rally for that index in January was the best in 30 years.

It should be noted that despite the very sharp rally last month, the S&P 500 has not registered a new bull market high above its fourth quarter level.  The investor concerns that likely contributed to the selloff, have not been clearly alleviated.  In particular, economists and analysts have been ratcheting back their forecasts for growth.  Part of this is to be expected:  the substantial corporate tax cuts of last year have already had their largest effect.  As well, the magnitude of those high growth rates (for the economy more than 4% real Gross Domestic Product (GDP) growth and for profits, more than 25% growth) is well above any reasonable average growth rates.

Still, it is understandably concerning when growth rates decelerate:  one way to go on to negative is to first go through a slowing.  And during periods of investor concerns like this, sectors and companies more exposed to the economy tend to perform less well than more defensively exposed sectors and companies.  In addition, smaller capitalization companies also tend to underperform as investors seek what they perceive as more safety.  Both tendencies have been present in the pullbacks and corrections in this bull market.

Fortunately, in our portfolio, our relative allocations to sectors have not been a particular source of concern during the market’s declines.  The reason is that the sectors have rotated so quickly in performance that no longer lasting effect has been registered.  On the other hand, we invest roughly equal amounts in about 100 stocks.  So even though we own giant companies like Microsoft and Walmart, we own a lesser percentage of them than their weights in the popular indices like the S&P 500 or the Russell 3000.  As a result, in the relatively few periods of narrowing market leadership, we have a history of not keeping up.

The economic outlook is clearly contentious now.  Opinion surveys reveal a high degree of caution about the future among small business owners, business executives and

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2019 (Unaudited) (Continued)

consumers.  In contrast these same groups say that current conditions are quite good.  Obviously, it is not possible to predict whether future conditions will deteriorate as expected by these groups.

What we do know is that some very important foundations for the economy have very recently been reported as still strong.  Probably the most important of which is the state of the labor market.  We have just recorded a record 100 straight months of employment gains with a somewhat accelerated trend for this expansion.  The rate of layoffs in the labor market is at the lowest point in 70 years.  Wages and the number of hours worked are expanding.  Consumer spending on both goods and services is strong while consumers’ savings rates are historically high.  The ability of consumers to meet their debt obligations out of their income is at a 40 year high.  Consumer inflation has been steady at roughly the target set for it by the Federal Reserve.  Together these factors have combined to lift incomes nicely above inflation while finances have improved.

We continue to believe that our challenge is to find high quality companies to invest in over the long term.  We try to do that by using both our proprietary quantitative screens and our active judgment.  In particular, we very much like companies with strong free cash flow.  As compared to earnings reports by management, free cash flow is more honest reflection of corporate circumstances.  We also like companies with strong balance sheets.  Finally, because we like a bigger piece of these kinds of companies, we prize the ones which are reducing their outstanding common shares.  Together these characteristics help define what we believe is “quality.”

We thank our shareholders for the opportunity to serve them.

Ted Theodore, CFA
Janet Johnston, CFA
Portfolio Managers

Must be preceded or accompanied by a current Fund prospectus.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, consisting of 25,000 shares. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2019 (Unaudited) (Continued)

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market. The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the Index.

Free Cash Flow (FCF) represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs All Cap U.S. Free-Cash-Flow ETF is distributed by Quasar Distributors, LLC.

The S&P 500 Index (Standard & Poor’s 500 Index) is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies by market value.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

PERFORMANCE SUMMARY
January 31, 2019 (Unaudited)

Growth of a $10,000 Investment

Average Annual Total Returns (as of January 31, 2019)	One Year	Since Inception
TrimTabs All Cap U.S. Free-Cash-Flow ETF – NAV	-3.99%	14.32%
TrimTabs All Cap U.S. Free-Cash-Flow ETF – Market	-4.17%	14.28%
Russell 3000¨ Total Return Index	-2.26%	11.99%

This chart assumes an initial gross investment of $10,000 made on September 27, 2016 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index.The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 30, 2018 is 0.59%. For performance information current to the most recent month-end, please call 1-800-617-0004.

TrimTabs All Cap International Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2019 (Unaudited)

Dear Shareholder,

For the six months ended January 31, 2019 the TrimTabs All Cap International Free-Cash-Flow ETF (TTAI) was down 10.58% (at net asset value (“NAV”)) and 10.72% (market).  The Fund’s benchmark, the S&P Developed Ex-US BMI Index, was down 7.65% over that period.  For the month of January TTAI was up 7.36% (NAV) and 7.99% (market) while the benchmark was up 7.40%.

The US economy has been in a steady, if slow, expansion from June of 2009.  While the rest of the developed world also bottomed from the Great Recession at around that time, their average growth has been even slower.  Europe also went through a second dip in economic activity after just a few years of recovery.  Growth resumed there, but still not as fast as in the US.  Not surprisingly during this whole period, the popular stock indices in the US have generally outperformed their international counterparts.

Last year, however, beginning in the spring of 2018, the international markets suffered a more pronounced bout of underperformance.  The occasion, it seems clear, was the commencement of serious trade policy differences with the US.  Tensions have been particularly high when the US imposed tariffs on major product groups.  While the trade war has eased somewhat with Mexico and Canada, the US threatens to impose tariffs on European auto imports, which would be a fundamentally serious escalation in the dispute.  The trade differences between China and the US are even larger.

It seems clear that, in addition to already slow growth for some regions, the prospect of a major trade war with the world’s largest economy is a potential joining of major negatives.  At the same time, the underlying growth fundamentals differ by region and country.  In this complex environment, as a generalization, developed Asia is on firmer ground than developed Europe.  But as hinted above, emerging areas like Latin America and Eastern Europe are also ahead of developed Europe.

We continue to see good economic fundamentals in Japan in comparison to Europe.  Because of the ongoing uncertainties of Brexit and the start of another recession in Italy, it will be difficult for the other members of the EU to avoid the fallout.  To be clear, however, an all-out trade war will be good for none of these countries, and possibly even more so for Asia where growth is now stronger but where exposure to international trade is even greater than for the EU.

The international sector performances are leaning toward the less cyclical:  health care and consumer staples.  At the other end of the spectrum, investors have shied away from international industrials and consumer discretionary stocks.

Our portfolio (TTAI) tries to hedge the long run ebbs and flows of the international markets.  We use both our proprietary quantitative algorithms and our active management to search for high quality companies for the long term.  The practical way we do that is to focus on companies with:  strong free cash flow, strong balance sheets and reduced outstanding shares.

TrimTabs All Cap International Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2019 (Unaudited) (Continued)

We thank our shareholders for the opportunity to serve them.

Ted Theodore, CFA
Janet Johnston, CFA
Portfolio Managers

Must be preceded or accompanied by a current Fund prospectus.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities. Returns on investments in foreign securities could be more volatile than investments in securities of domestic issuers.

The S&P Developed ex-U.S. BMI Index (“S&P Index”) is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The S&P Index is float adjusted, meaning that only those shares publicly available to investors are included in the S&P Index calculation. It is not possible to invest directly in the Index.

Free Cash Flow (FCF) represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs All Cap International Free-Cash-Flow ETF is distributed by Quasar Distributors, LLC.

TrimTabs All Cap International Free-Cash-Flow ETF

PERFORMANCE SUMMARY
January 31, 2019 (Unaudited)

Growth of a $10,000 Investment

Average Annual Total Returns (as of January 31, 2019)	One Year	Since Inception
TrimTabs All Cap International
Free-Cash-Flow ETF – NAV	-13.82%	-2.15%
TrimTabs All Cap International
Free-Cash-Flow ETF – Market	-14.37%	-1.86%
S&P Developed ex-U.S. BMI Index	-12.59%	1.01%

This chart assumes an initial gross investment of $10,000 made on June 27, 2017 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index.The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 30, 2018 is 0.59%. For performance information current to the most recent month-end, please call 1-800-617-0004.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended January 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended January 31, 2019 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/18
	8/1/18	1/31/19	1/31/19(a)
TrimTabs All Cap U.S.
Free-Cash-Flow ETF
Actual	$1,000.00	$ 934.20	$2.88
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.23	$3.01

(a)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/18
	8/1/18	1/31/19	1/31/19(a)
TrimTabs All Cap International
Free-Cash-Flow ETF
Actual	$1,000.00	$ 894.20	$2.82
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.23	$3.01

(a)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2019 (Unaudited)

TrimTabs All Cap U.S. Free-Cash-Flow ETF

Communication Services	3.4%
Consumer Discretionary	14.5%
Consumer Staples	9.9%
Energy	3.1%
Financials	12.4%
Health Care	14.4%
Industrials	13.2%
Information Technology	22.7%
Materials	0.9%
Real Estate	1.8%
Utilities	2.9%
Short-Term Investments	0.8%
Other Assets in Excess of Liabilities	0.0%	(a)
Total Net Assets	100.0%

TrimTabs All Cap International Free-Cash-Flow ETF

Australia	6.7%
Canada	7.5%
China	0.0%	(a)
Denmark	2.6%
Finland	1.4%
France	9.9%
Germany	3.4%
Hong Kong	1.2%
Israel	1.4%
Italy	2.5%
Japan	27.2%
Netherlands	4.6%
Norway	3.0%
Republic of Korea	0.9%
Singapore	1.1%
Spain	1.0%
Sweden	2.2%
Switzerland	7.4%
United Kingdom	11.0%
United States	4.2%
Short-Term Investments	0.7%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

(a)	Less than 0.05%.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.3%

Communication Services – 3.4%
Match Group, Inc. – Class A	34,865	$1,864,929
Sirius XM Holdings, Inc.	173,025	1,008,736
Verizon Communications, Inc.	21,011	1,156,865
		4,030,530
Consumer Discretionary – 14.5%
Aaron’s, Inc.	27,122	1,357,727
Amazon.com, Inc. (a)	666	1,144,674
Booking Holdings, Inc. (a)	643	1,178,497
Burlington Stores, Inc. (a)	6,865	1,178,789
Deckers Outdoor Corp. (a)	11,167	1,434,401
Domino’s Pizza, Inc.	5,076	1,440,214
DR Horton, Inc.	29,392	1,130,123
Gentex Corp.	51,928	1,099,835
NIKE, Inc. – Class A	16,337	1,337,674
Stamps.com, Inc. (a)	4,965	923,887
Starbucks Corp.	17,237	1,174,529
Steven Madden Ltd.	37,440	1,222,416
The Home Depot, Inc.	6,795	1,247,086
Ulta Beauty, Inc. (a)	4,985	1,455,221
		17,325,073
Consumer Staples – 9.9%
Cal-Maine Foods, Inc.	26,537	1,119,331
Costco Wholesale Corp.	6,224	1,335,857
Lamb Weston Holdings, Inc.	14,917	1,078,499
Monster Beverage Corp. (a)	20,480	1,172,275
Sysco Corp.	17,798	1,136,402
The Boston Beer Co., Inc. – Class A (a)	4,713	1,174,291
The Clorox Co.	9,093	1,349,219
The Estee Lauder Cos., Inc. – Class A	8,334	1,136,924
Walgreens Boots Alliance, Inc.	14,810	1,070,171
Walmart, Inc.	12,143	1,163,664
		11,736,633
Energy – 3.1%
ConocoPhillips	22,167	1,500,484
HollyFrontier Corp.	18,254	1,028,431

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.3% (Continued)

Energy – 3.1% (Continued)
Phillips 66	12,025	$1,147,305
		3,676,220
Financials – 12.4%
Assured Guaranty Ltd.	31,800	1,289,808
Brown & Brown, Inc.	45,270	1,229,533
Comerica, Inc.	12,450	980,313
First Citizens BancShares, Inc. – Class A	2,682	1,092,996
JPMorgan Chase & Co.	10,463	1,082,921
LPL Financial Holdings, Inc.	17,836	1,255,119
MarketAxess Holdings, Inc.	5,217	1,120,455
MGIC Investment Corp. (a)	104,832	1,308,303
Moody’s Corp.	7,912	1,254,131
Morningstar, Inc.	11,174	1,387,252
MSCI, Inc.	7,624	1,298,139
The Progressive Corp.	21,187	1,425,673
		14,724,643
Health Care – 14.4%
Abbott Laboratories	20,166	1,471,715
AbbVie, Inc.	10,877	873,314
Amgen, Inc.	5,076	949,770
Cerner Corp. (a)	14,848	815,304
Chemed Corp.	4,569	1,361,288
Eli Lilly & Co.	10,100	1,210,586
IDEXX Laboratories, Inc. (a)	6,543	1,392,220
Illumina, Inc. (a)	5,362	1,500,234
Innoviva, Inc. (a)	64,609	1,104,814
Inogen, Inc. (a)	8,537	1,290,880
Johnson & Johnson	8,373	1,114,279
Medtronic PLC	14,072	1,243,824
Merck & Co, Inc.	19,468	1,449,003
Zoetis, Inc.	16,533	1,424,483
		17,201,714
Industrials – 13.2%
AO Smith Corp. – Class A	17,791	851,477
Delta Air Lines, Inc.	19,888	983,064

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.3% (Continued)

Industrials – 13.2% (Continued)
Emerson Electric Co.	17,854	$1,168,901
Expeditors International of Washington, Inc.	17,078	1,183,505
Forward Air Corp.	20,450	1,196,939
Insperity, Inc.	13,420	1,431,646
Landstar System, Inc.	11,300	1,147,854
Norfolk Southern Corp.	8,248	1,383,520
Old Dominion Freight Line, Inc.	8,676	1,179,329
Robert Half International, Inc.	21,361	1,376,289
Rockwell Automation, Inc.	5,924	1,004,236
Rollins, Inc.	31,379	1,168,554
The Boeing Co.	4,240	1,635,029
		15,710,343
Information Technology – 22.7%
Accenture PLC – Class A	7,932	1,217,959
ANSYS, Inc. (a)	7,241	1,190,058
Apple, Inc.	7,505	1,249,132
Aspen Technology, Inc. (a)	15,395	1,487,619
Broadridge Financial Solutions, Inc.	13,572	1,368,465
Cadence Design Systems, Inc. (a)	29,227	1,403,773
Cognizant Technology Solutions Corp.	14,552	1,013,983
FLIR Systems, Inc.	25,526	1,247,711
Fortinet, Inc. (a)	19,591	1,500,083
Global Payments, Inc.	11,186	1,255,964
HP, Inc.	57,144	1,258,882
Jack Henry & Associates, Inc.	10,041	1,340,976
Leidos Holdings, Inc.	18,395	1,066,910
Maxim Integrated Products, Inc.	21,330	1,157,579
Microsoft Corp.	12,866	1,343,597
Monolithic Power Systems, Inc.	10,348	1,309,643
NVIDIA Corp.	6,208	892,400
Teradata Corp. (a)	31,332	1,390,514
Texas Instruments, Inc.	11,602	1,168,089
VeriSign, Inc. (a)	11,016	1,864,678
Visa, Inc. – Class A	10,036	1,354,960
		27,082,975

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.3% (Continued)

Materials – 0.9%
Louisiana-Pacific Corp.	41,781	$1,018,621

Real Estate – 1.8%
Rayonier, Inc. (b)	32,898	1,001,415
Public Storage (b)	5,443	1,156,746
		2,158,161
Utilities – 2.9%
Dominion Energy, Inc.	15,059	1,057,744
NRG Energy, Inc.	28,029	1,146,666
OGE Energy Corp.	31,050	1,271,498
		3,475,908
TOTAL COMMON STOCKS
(Cost $117,186,922)		118,140,821

SHORT-TERM INVESTMENTS – 0.8%

Money Market Funds – 0.8%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class, 2.270% (c)	1,009,156	1,009,156
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,009,156)		1,009,156

Total Investments (Cost $118,196,078) – 100.0%		119,149,977
Other Assets in Excess of Liabilities – 0.0% (d)		7,475
TOTAL NET ASSETS – 100.0%		$119,157,452

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Rate disclosed is the seven day yield as of January 31, 2019.
(d)	Less than 0.05%.
For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.0%

Communication Services – 7.0%
Eutelsat Communications SA	5,267	$111,529
Nintendo Co Ltd.	317	98,454
REA Group Ltd.	2,004	110,302
Square Enix Holdings Co. Ltd.	3,150	104,108
Tencent Holdings Ltd.	2,775	122,323
Ubisoft Entertainment SA (a)	1,138	100,948
Zenrin Co. Ltd.	4,188	105,810
		753,474
Consumer Discretionary – 7.9%
Fast Retailing Co. Ltd.	256	117,112
Haseko Corp.	8,698	96,223
InterContinental Hotels Group PLC	1,983	112,892
Kering SA	247	123,688
Oriental Land Co. Ltd. Japan	1,232	125,886
Puma SE	257	143,110
Toyota Motor Corp.	2,126	130,283
		849,194
Consumer Staples – 13.4%
Alimentation Couche-Tard, Inc. – Class A	2,100	114,082
Asahi Group Holdings Ltd.	2,828	118,001
Beiersdorf AG	1,033	103,221
Coca-Cola European Partners PLC	2,275	108,245
Diageo PLC	4,038	153,670
Kao Corp.	1,588	111,849
Koninklijke Ahold Delhaize NV	4,180	110,137
Nestle SA	1,588	138,033
Pigeon Corp.	2,435	94,784
Remy Cointreau SA	1,030	119,662
Shiseido Co. Ltd.	2,075	123,347
Strauss Group Ltd.	6,035	146,519
		1,441,550

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 95.0% (Continued)

Energy – 6.4%
DNO ASA	62,347	$119,905
Imperial Oil Ltd.	3,917	111,595
JXTG Holdings, Inc.	16,971	92,454
Neste Oyj	1,596	146,398
SBM Offshore NV	7,041	116,212
TGS NOPEC Geophysical Co. ASA	3,159	93,677
		680,241
Financials – 10.4%
DNB ASA	6,394	113,226
Hiscox Ltd.	5,165	96,061
Mitsubishi UFJ Financial Group, Inc.	19,048	102,056
National Bank of Canada	2,656	124,922
Partners Group Holding AG	209	143,439
The Shizuoka Bank Ltd.	13,845	115,920
Tokio Marine Holdings, Inc.	3,180	155,081
Tryg A/S	5,677	144,745
United Overseas Bank Ltd.	6,428	120,280
		1,115,730
Health Care – 12.0%
Cochlear Ltd.	890	125,131
CSL Ltd.	976	138,144
ICON PLC (a)	1,008	140,999
Indivior PLC (a)	28,914	43,024
Ipsen SA	885	111,427
Novartis AG	1,210	105,249
Novo Nordisk A/S – Class A	2,810	131,056
Ono Pharmaceutical Co. Ltd.	4,552	99,064
Orexo AB (a)	18,054	146,853
Shionogi & Co. Ltd.	1,905	116,932
Sonova Holding AG	688	128,821
		1,286,700
Industrials – 14.5%
Ashtead Group PLC	4,644	117,466
CAE, Inc.	7,405	157,348
Concentric AB	6,149	89,024

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 95.0% (Continued)

Industrials – 14.5% (Continued)
Daikin Industries Ltd.	1,058	$114,275
FANUC Corp.	635	107,033
Intertek Group PLC	1,914	123,210
Kajima Corp.	6,750	95,804
Legrand SA	1,890	111,972
Nidec Corp.	1,048	125,365
Qantas Airways Ltd.	29,278	115,775
Recruit Holdings Co. Ltd.	3,997	106,874
Safran SA	962	126,076
Wolters Kluwer NV	2,667	166,064
		1,556,286
Information Technology – 9.7%
Amadeus IT Group SA	1,418	103,030
ASML Holding NV	600	105,225
CGI Group, Inc. – Class A (a)	2,520	166,606
Dassault Systemes SE	1,044	130,908
Halma PLC	7,464	137,057
Reply SpA	2,308	127,860
Samsung Electronics Co. Ltd. (b)	96	98,784
Tokyo Electron Ltd.	598	85,836
Yaskawa Electric Corp.	3,180	89,335
		1,044,641
Materials – 8.6%
Air Liquide SA	1,054	127,819
FUCHS PETROLUB SE	2,700	118,363
Givaudan SA	57	138,022
Iluka Resources Ltd.	18,090	114,401
Rio Tinto PLC	2,790	153,235
Sika AG	1,080	142,270
West Fraser Timber Co. Ltd.	2,217	132,063
		926,173
Real Estate – 2.4%
Goodman Group	13,400	113,573
Japan Excellent, Inc. (c)	100	142,850
		256,423

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 95.0% (Continued)

Utilities – 2.7%
Italgas SpA	22,845	$138,011
Toho Gas Co. Ltd.	3,485	148,934
		286,945
TOTAL COMMON STOCKS
(Cost $10,464,761)		10,197,357

EXCHANGE TRADED FUNDS – 4.2%
iShares MSCI South Korea ETF	6,940	449,157
TOTAL EXCHANGE TRADED FUNDS
(Cost $484,560)		449,157

SHORT-TERM INVESTMENTS – 0.7%

Money Market Funds – 0.7%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class, 2.270% (d)	75,450	75,450
TOTAL SHORT-TERM INVESTMENTS
(Cost $75,450)		75,450

Total Investments (Cost $11,024,771) – 99.9%		10,721,964
Other Assets in Excess of Liabilities – 0.1%		15,022
TOTAL NET ASSETS – 100.0%		$10,736,986

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At January 31, 2019, the value of these securities amounted to $98,784 or 0.01% of net assets.

(c)	Real Estate Investment Trust.
(d)	Rate disclosed is the seven day yield as of January 31, 2019.
For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
January 31, 2019 (Unaudited)

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-Flow	Free-Cash-Flow
	ETF	ETF
ASSETS
Investments in Securities, at Value*	$119,149,977	$10,721,964
Interest and Dividends Receivable	64,054	119,992
Total Assets	119,214,031	10,841,956

LIABILITIES
Management Fees Payable	56,579	5,188
Payable for Investment Securities Purchased	—	99,782
Total Liabilities	56,579	104,970
NET ASSETS	$119,157,452	$10,736,986

NET ASSETS CONSIST OF:
Paid-in Capital	$120,261,938	$11,552,074
Accumulated Deficit	(1,104,486)	(815,088)
Net Assets	$119,157,452	$10,736,986
* Identified Cost:
Investments in Securities	$118,196,078	$11,024,771

Net Asset Value (unlimited shares authorized):
Net Assets	$119,157,452	$10,736,986
Shares Outstanding (No Par Value)	3,525,000	450,000
Net Asset Value, Offering and
Redemption Price per Share	$33.80	$23.86

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Six-Months Ended January 31, 2019 (Unaudited)

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-Flow	Free-Cash-Flow
	ETF	ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
of $0 and $11,829, respectively)	$872,160	$75,587
Interest	5,861	766
Total Investment Income	878,021	76,353

Expenses:
Management Fees	362,424	31,351
Total Expenses	362,424	31,351
Net Investment Income	515,597	45,002

REALIZED & UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net Realized Loss on:
Investment Securities	(1,448,767)	(361,370)
Foreign Currencies	—	(6,995)
Total	(1,448,767)	(368,365)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities	(9,920,581)	(872,751)
Foreign Securities	—	70
Total	(9,920,581)	(872,681)
Net Realized and Unrealized
Loss on Investments	(11,369,348)	(1,241,046)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(10,853,751)	$(1,196,044)

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
OPERATIONS
Net Investment Income	$515,597	$314,229
Net Realized Loss on Investments	(1,448,767)	(422,097)
Change in Unrealized Appreciation
(Depreciation) of Investments	(9,920,581)	9,084,907
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,853,751)	8,977,039

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions(a)	(684,621)	(155,755)
Total Distributions to Shareholders	(684,621)	(155,755)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	43,805,833	62,818,280
Payments for Shares Redeemed	(12,323,570)	—
Net Increase in Net Assets Derived from
Capital Share Transactions(b)	31,482,263	62,818,280
Net Increase in Net Assets	$19,943,891	$71,639,564

NET ASSETS
Beginning of Period	$99,213,561	$27,573,997
End of Period	$119,157,452	$99,213,561 (c)

(a)	These amounts are comprised of only net investment income.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,175,000	1,800,000
Redemptions	(375,000)	—
Net Increase	800,000	1,800,000

(c)	Includes accumulated net investment income of $215,115.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
OPERATIONS
Net Investment Income	$45,002	$104,407
Net Realized Loss on Investments
and Foreign Currencies	(368,365)	(178,788)
Change in Unrealized
Appreciation (Depreciation) of
Investments and Foreign Currencies	(872,681)	487,893
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,196,044)	413,512

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions(a)	(92,157)	(23,272)
Total Distributions to Shareholders	(92,157)	(23,272)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,926,793	5,886,063
Net Increase in Net Assets Derived from
Capital Share Transactions(b)	1,926,793	5,886,063
Net Increase in Net Assets	$638,592	$6,276,303

NET ASSETS
Beginning of Period	$10,098,394	$3,822,091
End of Period	$10,736,986	$10,098,394 (c)

(a)	These amounts are comprised of only net investment income.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	75,000	225,000
Net Increase	75,000	225,000

(c)	Includes accumulated net investment income of $57,516.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	January 31, 2019		Year Ended	Period Ended
	(Unaudited)		July 31, 2018	July 31, 2017(a)
Net Asset Value,
Beginning of Period	$36.41		$29.81	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.15		0.21	0.16
Net Realized and Unrealized
Gain (Loss) on Investments	(2.57)		6.53	4.70
Total from
Investment Operations	(2.42)		6.74	4.86

Less Distributions:
From Net Investment Income	(0.19)		(0.14)	(0.05)
Total Distributions	(0.19)		(0.14)	(0.05)
Net Asset Value, End of Period	$33.80		$36.41	$29.81
Total Return	-6.58	%(c)	22.62%	19.47	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$119,157		$99,214	$27,574

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59	%(d)
Net Investment Income
to Average Net Assets	0.84	%(d)	0.60%	0.68	%(d)
Portfolio Turnover Rate(e)	24	%(c)	42%	63	%(c)

(a)	Commencement of operations on September 27, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	January 31, 2019		Year Ended	Period Ended
	(Unaudited)		July 31, 2018	July 31, 2017(a)
Net Asset Value,
Beginning of Period	$26.93		$25.48	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.10		0.34	0.01
Net Realized and Unrealized
Gain (Loss) on Investments	(2.97)		1.18	0.47
Total from
Investment Operations	(2.87)		1.52	0.48

Less Distributions:
From Net Investment Income	(0.20)		(0.07)	—
Total Distributions	(0.20)		(0.07)	—
Net Asset Value, End of Period	$23.86		$26.93	$25.48
Total Return	-10.58	%(c)	5.97%	1.92	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$10,737		$10,098	$3,822

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59	%(d)
Net Investment Income
to Average Net Assets	0.85	%(d)	1.28%	0.35	%(d)
Portfolio Turnover Rate(e)	23	%(c)	83%	0	%(c)

(a)	Commencement of operations on June 27, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited)

1.  ORGANIZATION

The TrimTabs All Cap U.S. Free-Cash-Flow ETF (formerly known as the TrimTabs Float Shrink ETF) and TrimTabs All Cap International Free-Cash-Flow ETF (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TrimTabs All Cap U.S. Free-Cash-Flow ETF commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. TrimTabs All Cap International Free-Cash-Flow ETF commenced operations on June 27, 2017 and that is the date the initial creation units were established.  The Fund seeks to generate long-term returns in excess of the total return of the S&P Developed ex-U.S. BMI Index, with similar volatility to the S&P Developed ex-U.S. BMI Index.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. TrimTabs All Cap U.S. Free-Cash-Flow ETF charges $500 for the standard fixed creation fee and TrimTabs All Cap International Free-Cash-Flow ETF charges $1,500 for the standard fixed creation fee, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. There were no variable fees charged in either Fund during the fiscal year. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Dividend Distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2018, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2018, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statement of Operations.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Estimate: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.  The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  However, based on industry experience, the Funds expect that risk of loss to be remote.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2018, there were no reclassifications made:

Undistributed
	Accumulated	Accumulated
	Net Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
TrimTabs All Cap US Free-Cash-Flow ETF	$—	$—	$—
TrimTabs All Cap International
Free-Cash-Flow ETF	$(24,714)	$24,714	$—

During the fiscal year ended July 31, 2018, the Funds did not realize any net capital gain resulting from in-kind redemptions.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.  Based on this evaluation, no adjustments or disclosures were required to the financial statements.

3.  SECURITIES VALUATION

Investment Valuation:  Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The FASB established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

TrimTabs All Cap U.S. Free-Cash-Flow ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$118,140,821	$—	$—	$118,140,821
Short-Term Investments	1,009,156	—	—	1,009,156
Total Investments
in Securities	$119,149,977	$—	$—	$119,149,977

TrimTabs All Cap International Free-Cash-Flow ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,197,357	$—	$—	$10,197,357
Exchange Traded Funds	449,157	—	—	449,157
Short-Term Investments	75,450	—	—	75,450
Total Investments
in Securities	$10,721,964	$—	$—	$10,721,964

^ See Schedule of Investments for sector breakouts.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

The Funds did not invest in any Level 3 securities during the period.

4.  OTHER RELATED PARTY TRANSACTIONS

TrimTabs Asset Management LLC. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, each Fund pays the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets.  Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

5.  SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services.  Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

6.  INVESTMENT TRANSACTIONS

For the six-months ended January 31, 2019, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$28,817,339	$29,473,175
TrimTabs All Cap International Free-Cash-Flow ETF	$2,442,272	$2,520,215

For the six-months ended January 31, 2019, in-kind transactions associated with creations and redemptions are as follows:

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

	Purchases	Sales
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$43,298,201	$12,138,003
TrimTabs All Cap International Free-Cash-Flow ETF	$1,902,534	$—

For the six-months ended January 31, 2019, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

7.  INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2018 were as follows:

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-Flow	Free-Cash-Flow
	ETF	ETF
Tax cost of investments	$88,370,732	$9,516,122
Gross tax unrealized appreciation	12,813,508	935,828
Gross tax unrealized depreciation	(1,958,555)	(366,191)
Net tax unrealized appreciation	10,854,953	569,637
Undistributed ordinary income	215,115	57,516
Undistributed long-term gain	—	—
Total distributable earnings	215,115	57,516
Other accumulated	(636,182)	(154,040)
Total accumulated gain	$10,433,886	$473,113

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At July 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Expires
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$636,182	Indefinite
TrimTabs All Cap International Free-Cash-Flow ETF	$154,040	Indefinite

The tax character of distributions paid by the Funds during the fiscal years ended July 31, 2018 and July 31, 2017 was as follows:

	Ordinary Income
	July 31, 2018	July 31, 2017
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$155,755	$11,703
TrimTabs All Cap International Free-Cash-Flow ETF	$23,272	$—

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

8.  CERTAIN RISKS

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Depositary Receipts Risk.  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to net asset value (or “NAV”) and possibly face delisting.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

International Closed Market Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund’s Intraday Indicative Value (“IIV”). As a result, Shares may appear to trade at a significant discount or premium to NAV.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

Large Shareholder Risk. Certain shareholders, including the Adviser or an affiliate of the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.  The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Europe Risk.  Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Region Risk.  A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited) (Continued)

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Japan Risk.  The Japanese economy may be subject to considerable degrees of economic, political and social instability. Since 2000, Japan’s economic growth rate has remained relatively low. In addition, Japan is subject to the risk of natural disasters, such as earthquakes and tsunamis.

Large Capitalization Company Risk.  The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that the Fund will achieve its investment objective.  This could result in the Fund underperforming comparable investment vehicles.

Market Events Risk.  Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Sector Focus Risk.  To the extent that the Fund’s investments are focused on a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector, industry or group of industries could increase the Fund’s volatility over the short term.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.  Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2019 (Unaudited)

1.  FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.trimtabsfunds.com.

2.  FEDERAL TAX INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

TrimTabs All Cap U.S. Free-Cash-Flow ETF	100.00%
TrimTabs All Cap International Free-Cash-Flow ETF	94.22%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2018, was as follows:

TrimTabs All Cap U.S. Free-Cash-Flow ETF	100.00%
TrimTabs All Cap International Free-Cash-Flow ETF	12.72%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

TrimTabs All Cap U.S. Free-Cash-Flow ETF	0.00%
TrimTabs All Cap International Free-Cash-Flow ETF	0.00%

3.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q (or any successor form).  The Funds’ Form N-Q (or any successor form) is available without charge, upon request, by calling toll free at 1-800-617-0004.  Furthermore, you may obtain the Form N-Q (or any successor form) on the SEC’s website at www.sec.gov.  Each Fund’s portfolio holdings are posted daily on their website at www.trimtabsfunds.com.

4.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.trimtabsfunds.com.  Information on how the Funds voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2019 (Unaudited) (Continued)

5.  TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below.  The address of each Trustee of the Trust is c/o TrimTabs Asset Management, LLC 1345 Avenue of the Americas, 2nd Floor, New York, NY, 10105.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees
Stephen J. Posner	Trustee	Since	Financial Advisor,	2	Director, TrimTabs
YOB: 1944		2014	Wunderlich		Investment Research
			Securities, Inc.		(2016-2017).**
(2005-2014).

David A. Kelly	Trustee	Since	Founder and	2	Member, Audit
YOB: 1938		2015	President, Three		Committee,
			Lakes Advisors, Inc.		Greenwich Historical
			(1996-present).		Society (2011-2013).

Interested Trustee*
Charles Biderman	Trustee;	Trustee	Consultant,	2	None.
YOB: 1946	formerly	since	Informa TrimTabs
	President	2014;	(2017-2017);
		President	Founder, TrimTabs
		from	Asset Management,
		2014 to	LLC (1990-present);
		2017	Founder and Chief
Executive Officer,
TrimTabs Investment
Research (1990-
2017); President,
TrimTabs Index
Services, LLC
(2014-2016).

*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment with and ownership interest in TrimTabs.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2019 (Unaudited) (Continued)

Name,	Position(s)	Term of Office and	Principal Occupation
Year of Birth	Held with Trust	Length of Time Served	During Past Five Years
Officers
Theodore M. Theodore	President and	President and Principal	Vice Chairman and Chief
YOB: 1940	Principal Executive	Executive Officer since	Investment Officer,
	Officer; formerly	2017; Vice President	TrimTabs Asset
	Vice President	from 2015-2017	Management, LLC
(2015-present); Senior
Managing Director,
Quantitative Analysis
Services (2014-2015);
Managing Partner, Horizons
Advisory (2012-2014);
Co-Chief Investment
Officer, Avatar Associates
(1989-2012).

Jeffrey Lazar	Chief Compliance	Since 2016	Chief Operating Officer
YOB: 1959	Officer, Anti-Money		and Chief Compliance
	Laundering Officer		Officer, TrimTabs Asset
	and Principal		Management, LLC
	Financial Officer		(2016-present); Chief
Operating Officer, Dasoma
Capital Management, LLC
(2014-2016); Chief
Financial Officer, Everkey
Global Partners (2008-2014).

Investment Adviser
TrimTabs Asset Management, LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable..

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trim Tabs ETF Trust

By (Signature and Title)*    /s/Theodore M. Theodore
 Theodore M. Theodore, President (Principal Executive Officer)

Date    March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Theodore M. Theodore
 Theodore M. Theodore, President (Principal Executive Officer)

Date    March 19, 2019

By (Signature and Title)*    /s/Jeff Lazar
 Jeff Lazar, Treasurer (Principal Financial Officer)

Date    March 19, 2019

* Print the name and title of each signing officer under his or her signature.